Other Long-Term Liabilities (Details) - Gelesis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred IPO fees		$ 738
Long-term tax liabilities	$ 182	301
Contingent loss for research and development tax credits	2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)		5,912
One Srl call option (see Note 11)	2,416	1,545
Total other long-term liabilities	$ 5,588	$ 11,729